Loans and Borrowings - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended	36 Months Ended
	Feb. 09, 2021	Mar. 31, 2024	Feb. 15, 2024	Mar. 31, 2023
Disclosure Of Loans And Borrowings [Line Items]
Notes maturity date	Feb. 15, 2028
Notes repurchase description		Holders of the Notes have the right to require the Company to repurchase for cash all or part of their Notes on February 15, 2024 and February 15, 2026 (each, a “repurchase date”) at a repurchase price equal to 100% of the principal amount of the Notes to be repurchased, plus accrued and unpaid special interest, if any, to, but excluding, the relevant repurchase date ("Repurchase Right").
Percent of repurchase price equal to principal amount of notes to be repurchased		100.00%
Notes redemption description		Company may, at its option, redeem the Notes, in whole but not in part, following the occurrence certain tax law changes at a redemption price equal to 100% of the principal amount of the Notes to be redeemed, plus accrued and unpaid special interest, if any, to, but excluding, the redemption date (unless the redemption date falls after a special interest record date but on or prior to the special interest payment date to which such special interest record date relates, in which case the Company will instead pay the full amount of accrued and unpaid special interest, if any, to the holder of record as of the close of business on such special interest record date, and the redemption price will be equal to 100% of the principal amount of the Notes to be redeemed).
Percent of redemption price equal to principal amount of notes to be redeemed		100.00%
Notes repurchase on fundamental change description		Upon the occurrence of a fundamental change, holders may require the Company to repurchase for cash all or any portion of their Notes at a fundamental change repurchase price equal to 100% of the principal amount of the Notes to be repurchased, plus accrued and unpaid special interest, if any, to, but excluding, the fundamental change repurchase date.
Accreted effective interest rate			7.39%
Difference between gross carrying amount and revised gross carrying amount			$ 30,578
Remaining period of accreted principal amount		1 year 10 months 17 days
Credit facilities maximum funding amount		$ 25,897		$ 49,203
Credit facilities from affiliate		70,000
Credit facilities limits for bank guarantee		58,281		39,620
Assets pledged as collateral		129,353		107,683
Motor Vehicles [Member]
Disclosure Of Loans And Borrowings [Line Items]
Carrying amount of vehicles		$ 4,184		$ 3,014
Notes [member]
Disclosure Of Loans And Borrowings [Line Items]
Principal amount	$ 230,000		$ 1,000
Convertible senior notes interest rate	0.00%
Notes repurchase description		to require the Company to repurchase at par all of such holder’s Notes or any portion thereof that is an integral multiple of USD 1,000 principal amount for cash on February 15, 2024, or the Repurchase Right, if properly tendered by the holders subject to the terms and conditions set forth. However, no notes were tendered for repurchase. The next repurchase date will be February 15, 2026 as per the agreement.
Notes tendered for repurchase			0
Notes [member] | Ordinary Share [Member]
Disclosure Of Loans And Borrowings [Line Items]
Principal amount	$ 1,000
Initial conversion rate	25.8035
Par value per share	$ 0.0005
Conversion price per share	$ 38.75
Full Exercise of the Initial Purchasers' Option to Purchase Additional Notes [Member]
Disclosure Of Loans And Borrowings [Line Items]
Principal amount	$ 30,000